Related Parties (Tables)	12 Months Ended
Aug. 31, 2019
Related Parties (Tables)
Schedule of issuance of shares

			Issue Price
	Date Issued	Shares	per Share		Value
Ken Weaver	August 2019	1,995	$18.80	(A)	$37,500
Ken Weaver	May 2019	1,202	$31.20	(B)	37,500
Ken Weaver	November 2018	308	$122.00	(C)	37,500
Sean Higgins	September 2018	329	$114.00	(D)	37,500
Sean Higgins	April 2019	412	$91.20	(E)	37,500
Whitney White	September 2018	329	$114.00	(D)	37,500
Whitney White	April 2019	412	$91.20	(E)	37,500
		4,987			$262,500